DUE TO BANKS AND CORRESPONDENTS - Summary of detailed information of balances of due to banks and correspondents by maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to banks and correspondents	S/ 5,913,487	S/ 8,797,995
Up to 3 months
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to banks and correspondents	2,343	2,062,121
From 3 months to 1 year
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to banks and correspondents	1,854,351	3,693,328
From 1 to 3 years
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to banks and correspondents	819,991	559,511
From 3 to 5 years
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to banks and correspondents	601,258	614,265
Over 5 years
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to banks and correspondents	S/ 2,635,544	S/ 1,868,770